Financial Instruments - Separate Accounts Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3	$ (63.0)	$ (15.4)
Transfers between Level 1 and Level 2	0.0	0.0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	162.2	164.5
Total losses accrued to contract holders	(6.2)	(4.7)
Purchases	37.5	75.0
Sales	(6.2)	(23.1)
Transfers out of Level 3	(63.0)	(15.4)
Ending balance	114.6	162.2
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers between Level 1 and Level 2	$ 0.0	$ 0.0